Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2022	Mar. 31, 2021
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 5,167	¥ 4,559
Fair value	92	88
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	3,045	3,687
Fair value	38	71
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	2,122	872
Fair value	54	17
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	6,690	5,872
Fair value	¥ (95)	¥ (107)